Significant Accounting Policies (Details) - US Treasury Securities [Member]	Dec. 31, 2022 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Carrying Value	$ 115,010,543
Gross Unrealized Gains	2,237
Gross Unrealized Losses
Fair Value	$ 115,012,390